INCOME TAXES (Details Narrative) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Tax loss carryforwards	$ 3,037,000	$ 2,313,000
C A and U S [Member]
Tax loss carryforwards	11,991,000
CANADA
Tax loss carryforwards	9,421,000	7,019,000
UNITED STATES
Tax loss carryforwards	2,569,000	$ 2,367,000
Tax loss carryforwards state tax losses	$ 290,000